Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Preferred Stock

Note 8 — Preferred Stock

Convertible Redeemable Series E 7% Preferred Stock

On November 19, 2010, the Company sold 10,582,011 Preferred Offering Units consisting of (i) one share (“Preferred Share”) of Series E 7% Senior Convertible Preferred Stock, par value $0.01 per share, of the Company, (ii) a warrant to purchase 0.25 of a share of Common Stock (consisting of at issuance an aggregate of 1,322,486 warrants, adjusted to an aggregate of 1,353,214 as of June 30, 2011); and (iii) 0.0155 of a share of Common Stock (an aggregate of 164,418 shares). Each Preferred Offering Unit was priced at $0.945 and total gross and net proceeds received by the Company were $10,000,000 and $8,876,700, respectively.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Preferred Shares are entitled to receive, out of the assets of the Company available for distribution to shareholders, prior and in preference to any distribution of any assets of the Company to the holders of any other class or series of equity securities, the amount of $1.00 per share plus all accrued but unpaid dividends.

Dividends on the Preferred Shares accrue at a rate of 7% per annum and are payable monthly in arrears. The Company is required to redeem 1/27 of the Preferred Shares monthly.

Monthly dividend and principal payments began on March 21, 2011 and continue on the 19th of each month thereafter with the final payment due on May 20, 2013. Payments can be made in cash or, upon notification to the holders, in shares of Company common stock, provided certain conditions are satisfied or holders of Preferred Shares agree to waive the conditions for that payment period. If the conditions are not satisfied, the Company must make payments in cash. Payments which are made in stock will be made in shares which are freely tradable. The price of the shares will be calculated based on 92% of the average of the lowest 5 days’ volume weighted average prices of the 20 trading days prior to the payment date, and the shares are delivered in tranches beginning in advance of the applicable payment date. As of June 30, 2011, the Company had issued 1,795,332 shares of Company common stock in payment of monthly dividends and principal, including required advanced payments.

The Company may pre-pay the outstanding balance of the Preferred Shares in full or in part (in increments of no less than $1,000,000) at 115% of the then outstanding balance, reducing to 110% after November 19, 2011, with notice of not less than thirty days and adequate opportunity to convert. If the Company chooses to pre-pay, the outstanding balance must be paid in cash and the premium may be paid in cash or shares of Company common stock.

Upon issuance, the Preferred Shares were convertible at an initial conversion price of $2.0004. The conversion price is subject to certain weighted average adjustments upon the occurrence of specific events, including stock dividends, stock splits, combinations and reclassifications of the Company’s common stock and if (with certain exceptions) the Company issues or sells any additional shares of common stock or common stock equivalents at a price per share less than the conversion price then in effect, or without consideration. As of June 30, 2011, the conversion price had been adjusted to $1.96.

An aggregate of $2,500,000 of the proceeds from the Preferred Offering was placed in escrow for a maximum of 2.5 years as security for the Company’s obligations relative to the Preferred Shares, and is included in other assets.

The characteristics of the Series E Preferred Stock: cumulative dividends, mandatory redemption, no voting rights, and callable by the Company, require that this instrument be treated as mezzanine equity. The Company bifurcated the fair value of the embedded conversion options and redemption options from the preferred stock since the conversion options and certain redemption options were determined to not be clearly and closely related to the Series E Preferred Stock. The Company recorded the fair value of the embedded conversion and redemption options as long-term derivative liabilities as the conversion price is not fixed and the forced redemption option contains substantial premiums over the stated dividend rate for the preferred stock. The Company also recorded the fair value of the warrants as a long-term derivative liability as the number of warrant shares and exercise price of the warrants is not fixed. The Series E Preferred Stock was discounted by the fair value of the derivatives liabilities. The fair value of the preferred stock (net of issuance costs and discounts), the embedded derivatives, and warrant derivative were approximately $5,901,800, $1,933,700 and $339,900, respectively, as of June 30, 2011. The Company will report changes in the fair value of the embedded derivatives and warrant derivative in earnings within other income (expense), net. The discount and issuance costs on the preferred stock will be amortized through May 20, 2013 using the effective interest method and will be reflected within interest expense. For the six months ended June 30, 2011, the Company recorded a decrease in the fair value of the embedded derivatives of approximately $348,000 and an increase in the warrant derivative of approximately $64,600. For the three months ended June 30, 2011, the Company recorded a decrease in the fair value of the embedded derivatives of approximately $533,000 and a decrease in the warrant derivative of approximately $16,700.

Note 8 — Preferred Stock

Series D Mandatorily Redeemable Convertible Preferred Stock

In April 2009, the Company completed a private placement financing totaling $11,000,000 (the “April 2009 Private Placement”). This financing consisted of the issuance of 880,000 units priced at $12.50 per unit, with each unit (the “Series D Units”) consisting of one share of the Company’s Series D Convertible Redeemable Preferred Stock (the “Series D Stock”) and ten warrants with each warrant to purchase one share of Common Stock (the “Series D Warrants”). A total of 880,000 shares of Series D Stock and 8,800,000 Series D Warrants were issued. RimAsia, a principal shareholder in the Company, purchased $5,000,000 in Series D Units in the April 2009 Private Placement and thus acquired 400,000 shares of Series D Stock and 4,000,000 Series D Warrants. In June 2009, with a final closing on July 6, 2009, the Company completed an additional private placement financing totaling $5,003,500 with net proceeds of $4,679,220 (the “June 2009 Private Placement”). This financing consisted of the issuance of 400,280 Series D Units priced at $12.50 per unit, and a total of 400,280 shares of Series D Stock and 4,002,800 Series D Warrants were issued. The Company paid $324,280 in fees and issued 12,971 Series D Units to agents that facilitated the June 2009 Private Placement. The Series D Units issued to the selling agents were comprised of 12,971 shares of the Series D Stock and 129,712 Series D Warrants. Fullbright Finance Limited, a beneficial holder of more than 5% of the Company’s stock, purchased an aggregate of $800,000 in Series D Units in the June 2009 Private Placement and thus acquired 64,000 shares of Series D Stock and 640,000 Series D Warrants; the securities purchased by Fullbright in the June 2009 Private Placement were pledged to RimAsia and subsequently, to the Company. In total, in the April 2009 and June 2009 Private Placements, the number of shares of Series D Stock issued was 1,293,251 (converted into 12,932,510 shares of Common Stock upon shareholder approval on October 29, 2009 following which there were no shares of Series D Stock outstanding) and the number of Series D Warrants issued was 12,932,512.

Convertible Redeemable Series C Preferred Stock

On October 30, 2009, pursuant to the terms of the Erye Merger Agreement, the Company issued 8,177,512 shares of Series C Convertible Preferred Stock (“Series C Preferred Stock”) to RimAsia Capital Partners, L.P. (“RimAsia”) in exchange for certain outstanding CBH securities. The holder of shares of Convertible Redeemable Series C Preferred Stock (“Series C Preferred Stock”) was entitled to receive an annual dividend of 5% of the Agreed Stated Value, payable annually on the first day of January. Payment of the annual dividend was to be paid in cash or in kind as determined by the NeoStem Board of Directors. The total fair value of the Series C Preferred Stock was approximately $13,720,000. The value of the Series C Convertible Preferred Stock was allocated to the two economic elements of the Series C Convertible Preferred stock; the value of the beneficial conversion feature of the preferred stock to NeoStem Common Stock was $5,542,500 and the value of the preferred stock was $8,177,500. The Series C Convertible Preferred shareholder was not required to hold the preferred stock for any minimum period of time before exercising the conversion feature therefore the value of the beneficial conversion feature was recognized immediately as a dividend of $5,542,500.

On May 17, 2010, RimAsia at its option converted its 8,177,512 shares of Series C Preferred Stock into 9,086,124 shares of the Company’s common stock at a conversion rate of 0.90 shares of Series C Preferred Stock for 1.0 shares of the Company’s common stock. Following this conversion, there were no shares of Series C Preferred Stock outstanding and RimAsia will not be entitled to receive any dividends on such shares, to receive notices or to vote such shares or to exercise or to enjoy any other powers, preferences or rights in respect thereof; provided however that RimAsia was entitled to receive a cash payment of $153,500 which is equal to the dividends accrued but unpaid through from January 1, 2010 to May 17, 2010. This payment was made on May 25, 2010.

Convertible Redeemable Series E 7% Preferred Stock

On November 19, 2010, the Company sold 10,582,011 Preferred Offering Units consisting of (i) one share (“Preferred Share”) of Series E 7% Senior Convertible Preferred Stock, par value $0.01 per share, of the Company, (ii) a warrant to purchase 0.25 of a share of Common Stock (an aggregate of 1,322,486 warrants) and (iii) 0.0155 of a share of Common Stock (an aggregate of 164,418 shares). Each Preferred Offering Unit was priced at $0.945 and total gross and net proceeds received by the Company were $10,000,000 and $8,876,700, respectively.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of the Preferred Shares shall be entitled to receive, out of the assets of the Company available for distribution to shareholders, prior and in preference to any distribution of any assets of the Company to the holders of any other class or series of equity securities, the amount of $1.00 per share plus all accrued but unpaid dividends.

Dividends on the Preferred Shares accrue at a rate of 7% per annum and are payable monthly in arrears.

Monthly dividend and principal payments begin on March 19, 2011 and continue on the 19th of each month thereafter with the final payment due on May 20, 2013. Payments can be made in cash or, upon notification to the holders, in shares of Company common stock, provided the conditions described below are satisfied or holders of Preferred Shares agree to waive the conditions for that payment period. If the conditions are not satisfied, the Company must make payments in cash. Payments which are made in stock will be made in shares which are freely tradable. The price of the shares will be calculated based on 92% of the average of the lowest 5 days’ volume weighted average prices of the 20 trading days prior to the payment date.

The number of shares of Common Stock the Company can use to pay monthly dividends and principal payments are limited to no more than 15% multiplied by the total dollar trading volume (using the daily volume weighted average prices) of the Company’s common stock for the 22 trading days prior to the notification date. In addition, as conditions to using the Company Common Stock for payment for principal and dividends, amongst other things, (i) all shares of common stock to be issued on the payment date must be eligible for resale by the holders without restriction, (ii) the Company’s common stock may not be suspended from trading on the NYSE AMEX Market or other trading market, (iii) all shares of common stock to be issued on the payment date must be issued in full without violating any rules of the NYSE AMEX Market, (iv) certain events of default and trigger events have not occurred, (v) the Company has not provided the holders with non-public information, and (vi) the shares of common stock to be issued will be duly authorized, fully paid and non-assessable.

The Company may pre-pay the outstanding balance of the Preferred Shares in full or in part (in increments of no less than $1,000,000) at 115% of the then outstanding balance, reducing to 110% after November 19, 2011, with notice of not less than thirty days and adequate opportunity to convert. If the Company chooses to pre-pay, the outstanding balance must be paid in cash and the premium may be paid in cash or shares of Company common stock.

Upon issuance, the Preferred Shares were convertible at an initial conversion price of $2.0004. The conversion price is subject to certain weighted average adjustments upon the occurrence of specific events, including stock dividends, stock splits, combinations and reclassifications of the Company’s common stock and if (with certain exceptions) the Company issues or sells any additional shares of common stock or common stock equivalents at a price per share less than the conversion price then in effect, or without consideration.

Each holder of Preferred Shares has the unilateral option and right to compel the Company to repurchase for cash any or all of such holder’s Preferred Shares within three days of a written notice requiring such repurchase (provided that no written notice shall be required if any of the events described in clauses (v) and (vi) below occur and demand for repurchase shall be deemed automatically made upon the occurrence of any of those events), at a price per preferred share equal to 115% of the then outstanding balance, reducing to 110% after November 19, 2011, if any of the following events shall have occurred or are continuing:

(i)	A Change in Control Transaction;
(ii)	A “going private” transaction under SEC rules;
(iii)	A tender offer by the Company under SEC Rule 13e-4;
(iv)	the suspension from trading or the failure of the Company’s common stock to be listed on a trading market for a period of five consecutive trading days or for more than an aggregate of 10 trading days in any 365-day period;
(v)	the entry by a competent court of (i) a decree or order for relief pertaining to the Company or any of the Company’s subsidiaries under any applicable federal or state bankruptcy, insolvency, reorganization or other similar law or (ii) a decree or order adjudging the Company or any of the Company’s subsidiaries as bankrupt or insolvent or approving a petition seeking reorganization or (iii) appointing a custodian, receiver, trustee or other similar official for the Company or any of the Company’s subsidiaries or of any substantial part of the Company’s property, or ordering the liquidation of the Company’s affairs, and the continuance of any such decree or order for a period of 60 consecutive days;
(vi)	the commencement by the Company or any of the Company’s subsidiaries of a voluntary case or proceeding under any applicable federal or state bankruptcy, insolvency, reorganization or other similar law, or the consent by the Company to the entry of a decree or order for relief in an involuntary case or proceeding under any applicable federal or state bankruptcy, insolvency, reorganization or other similar law or to the commencement of any bankruptcy or insolvency case or proceeding against the Company, or the consent by the Company to the appointment of or taking possession by a custodian, receiver, trustee or other similar official of the Company or of any substantial part of its property, or the making by the Company of an assignment for the benefit of creditors, or the admission by the Company in writing of the Company’s inability to pay its debts generally as they become due;
(vii)	following an Authorized Share Failure (as defined), the Company’s failure to receive shareholder approval to approve the required increase in the number of shares of the Company’s common stock within five days after the Meeting Outside Date (as defined); or
(viii)	the Company’s failure to deliver shares of the Company’s common stock on any delivery date as provided by the agreement and such failure continues for two (2) trading days after the date that delivery of shares of common stock is due;
(ix)	the Company’s failure to pay any amounts when and as due pursuant to the Series E Preferred Stock Certificate of Designations (“Certificate of Designations”) or any other document relating to the issuance of the Preferred Shares or the warrants issued to the Series E Preferred holders, if such failure continues for two (2) trading days after the date that such payment is due;
(x)	the Company’s breach of certain covenants contained in the Certificate of Designations and the stock purchase agreement;
(xi)	the Company or any of its subsidiaries shall (A) default in any payment of any amount or amounts of principal of or interest on any indebtedness the aggregate principal amount of which indebtedness is in excess of $1,000,000 or (B) default in the observance or performance of any other agreement or condition relating to any such indebtedness, or any other event shall occur or condition exist, as a result of which the holder or holders or beneficiary or beneficiaries of such indebtedness or a trustee on their behalf have declared such indebtedness to be due prior to its stated maturity;
(xii)	the effectiveness of the registration statement pertaining to the Preferred Shares or the ability to use the prospectus supplement and the prospectus lapses for any reason and continues for a period of 10 consecutive days or for more than an aggregate of 20 days in any 365-day period;
(xiii)	the Company breaches any representation, warranty, covenant or other term or condition of the Certificate of Designations, the stock purchase agreement or the warrants issued with the preferred shares, except to the extent that such breach would not have a material adverse effect (as defined in the stock purchase agreement), and except in the case of a breach of a covenant which is curable, only if such breach remains uncured for a period of at least 10 calendar days (the events described in clauses (v), (vi), (viii), (ix), (x), (xi), (xii) and (xiii) are collectively referred to as the “Trigger Events” and each, as a “Trigger Event”).

Upon issuance, each warrant had an initial exercise price of $2.0874, will become exercisable after six months and will expire three years after the initial exercise date. The exercise price and the number of shares of common stock purchasable upon the exercise of the warrants are subject to adjustment upon the occurrence of specific events, including stock dividends, stock splits, combinations and reclassifications of the Company’s common stock. Additionally, the exercise price of the warrants is subject to certain weighted average adjustments if (with certain exceptions) the Company issues or sells any additional shares of common stock or common stock equivalents at a price per share less than the exercise price then in effect, or without consideration. Subject to certain exceptions, while the warrants are outstanding, if the daily volume weighted average price of a share of the Company’s common stock for each of 20 trading days out of 30 consecutive trading days has remained at least 100% above the warrant exercise price, then the Company may, subject to certain conditions, require the holder to exercise the warrant in full upon not less than 10 business days prior written notice. If at any time after six months from the date of issuance, there is no effective registration statement relating to the warrant shares, the warrant may be exercised on a cashless basis.

An aggregate of $2,500,000 of the proceeds from the Preferred Offering was placed in escrow for a maximum of 2.5 years as security for the Company’s obligations relative to the Preferred Shares, and is included in other assets.

The characteristics of the Series E Preferred Stock: cumulative dividends, mandatory redemption, no voting rights, and callable by the Company require that this instrument be treated as mezzanine equity. The Company bifurcated the fair value of the embedded conversion options and redemption options from the preferred stock since the conversion options and certain redemption options were determined to not be clearly and closely related to the preferred stock host. The Company recorded the fair value of the embedded conversion and redemption options as long-term derivative liabilities as the conversion price is not fixed and the forced redemption option contains substantial premiums over the stated dividend rate for the preferred stock. The Company also recorded the fair value of the warrants as a long-term derivative liability as the number of warrant shares and exercise price of the warrants is not fixed. The Series E Preferred Stock was discounted by the fair value of the derivatives liabilities. The fair value of the preferred stock (net of issuance costs and discounts), common stock, the embedded derivatives, and warrant derivative were $6,251,100, $228,500, $2,131,100, and $266,000, respectively, as of November 19, 2010, the date of issuance.

The Company will report changes in the fair value of the embedded derivatives and warrant derivative in earnings within other income (expense), net. The discount and issuance costs on the preferred stock will be amortized through May 20, 2013 using the effective interest method and will be reflected within interest expense. As of December 31, 2010, the Company recorded an increase in the fair value of the embedded derivatives and warrant derivative of $150,700 and $9,300, respectively and amortization of debt discount and issuance costs of $281,200.